Goodwill (Details) - Schedule of carrying amount of goodwill - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill (Details) - Schedule of carrying amount of goodwill [Line Items]
Beginning balance	$ 146,803	$ 135,682
Acquisition of subsidiaries	22,327	8,545
Measurement period adjustments	(1,078)	879
Foreign currency translation adjustments	(9,353)	1,697
Ending balance	158,699	146,803
IT professional services [Member]
Goodwill (Details) - Schedule of carrying amount of goodwill [Line Items]
Beginning balance	75,603	69,346
Acquisition of subsidiaries	19,622	5,068
Measurement period adjustments	(902)	321
Foreign currency translation adjustments	(4,326)	868
Ending balance	89,997	75,603
Software services [Member]
Goodwill (Details) - Schedule of carrying amount of goodwill [Line Items]
Beginning balance	71,200	66,336
Acquisition of subsidiaries	2,705	3,477
Measurement period adjustments	(176)	558
Foreign currency translation adjustments	(5,027)	829
Ending balance	$ 68,702	$ 71,200